10. SEGMENT INFORMATION (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
SEGMENT INFORMATION
Identifiable Assets	$ 79,690,498	$ 97,395,105
USA [Member]
SEGMENT INFORMATION
Identifiable Assets	46,949,474	49,405,542
CanadaMember
SEGMENT INFORMATION
Identifiable Assets	31,274,058	45,822,245
AustraliaMember
SEGMENT INFORMATION
Identifiable Assets	897,181	1,642,736
Mongolia [Member]
SEGMENT INFORMATION
Identifiable Assets	533,386	504,408
Other [Member]
SEGMENT INFORMATION
Identifiable Assets	$ 36,399	$ 20,174